Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The North Carolina Capital Management Trust
Entity Central Index Key	0000702149
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
North Carolina Capital Management Trust - Government Portfolio
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio
Trading Symbol	NCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Government Portfolio for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.
Additional Information Phone Number	1-800-222-3232
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 22,893,618,103
Holdings Count | shares	411
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$22,893,618,103
Number of Holdings	411

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 33.1 8-30 29.6 31-60 19.6 61-90 9.7 91-180 6.4 >180 2.3 U.S. Treasury Obligations 60.2 U.S. Government Agency - Debt 35.0 Repurchase Agreements 5.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 60.2 U.S. Government Agency - Debt - 35.0 Repurchase Agreements - 5.5 Net Other Assets (Liabilities) - (0.7)%